CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Mar. 31, 2017		Dec. 31, 2016		Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Current Assets
Cash and cash equivalents	[1]	$ 77		$ 64		$ 69	$ 55		$ 153		$ 116
Accounts receivable and other (Note 12)	[1]	41		47			41
Inventories	[1]	7		7			7
Other	[1]	6		7			3
Total current assets	[1]	131		125			106
Equity investments (Note 4)	[1]	930		918			965
Plant, property and equipment (Net of $1,112 accumulated depreciation; 2016- $1,088)	[1]	2,162		2,180			2,257
Goodwill	[1]	130		130			130
Other assets	[1]	1		1			1
Total assets	[1]	3,354		3,354			3,459
Current Liabilities
Accounts payable and accrued liabilities	[1]	26		29			34
Accounts payable to affiliates (Note 10)	[1]	7		8			8
Accrued interest	[1]	13		10			8
Distributions payable	[1]	3		3			10
Current portion of long-term debt (Note 5)	[1]	46		52			36
Total current liabilities	[1]	95		102			96
Long-term debt, net (Note 5)	[1]	1,804		1,859			1,935
Deferred state income taxes (Note 17)	[1]	10		10			10
Other liabilities	[1]	28		28			27
Total liabilities	[1]	1,937		1,999			2,068
Common units subject to rescission (Note 6)	[1]	64		83
Partners' Equity
General partner	[1]	28		27			25
Accumulated other comprehensive loss (AOCL)	[1]	(1)		(2)			(4)
Controlling interests	[1]	1,220		1,144			1,149
Non-controlling interests	[1]	101		97			91
Equity of former parent of PNGTS	[1]	32		31			151
Total partners' equity		1,353	[1]	1,272	[1]		1,391	[1]	$ 1,818	[2]	$ 2,013	[2]
Total liabilities and partners' equity	[1]	3,354		3,354			3,459
Common units
Partners' Equity
Limited partner	[1]	1,098		1,002			1,021
Class B units
Partners' Equity
Limited partner	[1]	$ 95		$ 117			$ 107

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).